Average Annual Total Returns - FidelityGlobalCreditFund-RetailPRO - FidelityGlobalCreditFund-RetailPRO - Fidelity Global Credit Fund	Mar. 01, 2024
Fidelity Global Credit Fund | Return Before Taxes
Average Annual Return:
Past 1 year	7.14%
Past 5 years	1.20%
Past 10 years	0.95%
Fidelity Global Credit Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.49%
Past 5 years	(0.35%)
Past 10 years	(0.12%)
Fidelity Global Credit Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.18%
Past 5 years	0.34%
Past 10 years	0.33%
LB324
Average Annual Return:
Past 1 year	8.68%
Past 5 years	2.17%
Past 10 years	2.85%
IXZM6
Average Annual Return:
Past 1 year	8.68%
Past 5 years	2.17%
Past 10 years	1.64%